Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounts Receivable Disclosure [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3. ACCOUNTS RECEIVABLE, NET

The Company's net accounts receivable are as follows:

	September 30,	June 30,
	2020	2020
Trade accounts receivable	$3,478,558	$3,453,439
Less: allowances for doubtful accounts	(2,390,816)	(2,297,491)
Accounts receivable, net	$1,087,742	$1,155,948

Movement of allowance for doubtful accounts are as follows:

	September 30, 2020	June 30, 2020
Beginning balance	$2,297,491	$5,670,274
Provision for doubtful accounts, net of recovery	28,353	4,896,640
Less: write-off	-	(8,220,754)
Exchange rate effect	64,972	(48,669)
Ending balance	$2,390,816	$2,297,491

For the three months ended September 30, 2020 and 2019, the provision for doubtful accounts was $30,757 and $1,023,931, respectively. The Company recovered $2,404 and $99,366 of accounts receivable for the three months ended September 30, 2020 and 2019, respectively.

Note 3. ACCOUNTS RECEIVABLE, NET

The Company’s net accounts receivable are as follows:

	June 30,	June 30,
	2020	2019
Trade accounts receivable	$3,453,439	$12,716,120
Less: allowances for doubtful accounts	(2,297,491)	(5,670,274)
Accounts receivable, net	$1,155,948	$7,045,846

Movement of allowance for doubtful accounts are as follows:

	June 30, 2020	June 30, 2019
Beginning balance	$5,670,274	$1,682,228
Provision for doubtful accounts, net of recovery	4,896,640	4,091,056
Less: write-off	(8,220,754)	(88,882)
Exchange rate effect	(48,669)	(14,128)
Ending balance	$2,297,491	$5,670,274

For the years ended June 30, 2020 and 2019, the provision for doubtful accounts was $4,996,006 and $4,091,056, respectively. The Company recovered $99,366 and nil of accounts receivable for the years ended June 30, 2020 and 2019, respectively. The Company wrote off $8,220,754 and nil of accounts receivable for the years ended June 30, 2020 and 2019, respectively.